CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] USD ($)	Dec. 31, 2012 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2011 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2011 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2011 Class B common shares [Member] USD ($)
Allowance for doubtful accounts	$ 330	2,056	1,746
Expenses prepaid to related parties, current			9,625
Accounts payable	251,005	1,563,787	1,485,943	53,815	335,272	350,073
Deferred revenue	36,719	228,765	213,230	2,808	17,494	27,280
Accrued expenses and other current liabilities	66,576	414,776	266,092	33,461	208,466	63,116
Non-current liabilities	$ 5,452	33,966		$ 303	1,889
Common shares, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized							686,505,790	686,505,790	313,494,210	313,494,210
Common shares, shares issued							268,919,350	265,082,760	131,916,660	131,916,660
Common shares, shares outstanding							268,919,350	265,082,760	131,916,660	131,916,660